EQUITY (Details Narrative)		1 Months Ended
	Oct. 15, 2021 $ / shares shares	Mar. 18, 2022	Aug. 21, 2013 shares	Aug. 20, 2013 USD ($) $ / shares shares	Aug. 20, 2013 CAD ($) shares	Mar. 31, 2022 shares	Oct. 15, 2021 $ / shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Aug. 20, 2013 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value | (per share)				$ 0.75							$ 1.00
Number of shares transferred			100
Reverse stock split	10,000 for 1 stock split	35-for-1 stock split
Exchange of shares	10,000
Shares outstanding						35,000,000		35,000,000	35,000,000	35,000,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | (per share)	$ 0.75						$ 1
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | (per share)	$ 0.000075						$ 0.0001
Ms Fan Zhou [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				100	100
Number of shares issued, value				$ 75	$ 100